Property, Equipment and Software, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Equipment and Software, Net (Textual)
Depreciation and amortization expense	$ 379,864	$ 75,501